LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.4%
	EQUITY - 56.4%
14,000	SPDR S&P 500 ETF Trust	$ 7,113,120

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,890,591)	7,113,120

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 44.4%
	MONEY MARKET FUNDS - 44.4%
5,598,930	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 5.16% (Cost $5,598,930)(a)	5,598,930

	TOTAL INVESTMENTS - 100.8% (Cost $11,489,521)	$ 12,712,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(97,409)
	NET ASSETS - 100.0%	$ 12,614,641

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.